Trade Receivables (Tables)	12 Months Ended
Dec. 31, 2015
Trade Receivables

Trade receivables are summarized as follows:

	December 31
	2015	2014
	(Millions of yen)
Notes	¥17,614	¥18,476
Accounts	582,464	619,321

	600,078	637,797
Less allowance for doubtful receivables	(12,077)	(12,122)

	¥588,001	¥625,675